Related Party Balances and Transactions (Details) - USD ($)	Aug. 26, 2024	Aug. 27, 2023	Aug. 26, 2023	Aug. 26, 2021	Sep. 30, 2024	Mar. 31, 2024
Related Party Balances and Transactions [Line Items]
Loan term				1 year
Related Party [Member]
Related Party Balances and Transactions [Line Items]
Amount due to related parties (in Dollars)					$ 2,000,000	$ 2,000,000
Webao Ltd [Member]
Related Party Balances and Transactions [Line Items]
Annual interest rate	0.00%	0.00%	0.00%
Loan term				1 year
Commercial Loan [Member] | Webao Ltd [Member]
Related Party Balances and Transactions [Line Items]
Loan amount (in Dollars)				$ 2,000,000
Annual interest rate				0.00%